9. RELATED PARTY TRANSACTIONS AND BALANCES: Schedule of transactions and outstanding balances relating to key management personnel (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Paul W. Kuhn Chief Executive Officer, Director
Statement [Line Items]
Aggregate value of transaction - Short-term employee benefits	$ 153.424	$ 150,000	$ 150,000
Aggregate value of transaction - Post-employment benefits	0	0	0
Aggregate value of transaction - Other long-term benefits	0	0	0
Aggregate value of transaction - Termination benefits	0	0	0
Aggregate value of transaction - Other expenses	0	0	0
Aggregate value of transaction - Share-based payments	12,460	0	0
Aggregate value of transaction - Total	165,884	$ 150,000	$ 150,000
Winnie Wong, Chief Financial Officer
Statement [Line Items]
Aggregate value of transaction - Short-term employee benefits	0
Aggregate value of transaction - Post-employment benefits	0
Aggregate value of transaction - Other long-term benefits	0
Aggregate value of transaction - Termination benefits	0
Aggregate value of transaction - Other expenses	0
Aggregate value of transaction - Share-based payments	12,460
Aggregate value of transaction - Total	12,460
Mark T. Brown Director
Statement [Line Items]
Aggregate value of transaction - Short-term employee benefits	0
Aggregate value of transaction - Post-employment benefits	0
Aggregate value of transaction - Other long-term benefits	0
Aggregate value of transaction - Termination benefits	0
Aggregate value of transaction - Other expenses	0
Aggregate value of transaction - Share-based payments	12,460
Aggregate value of transaction - Total	12,460
Paul L. Nelles (c) Director
Statement [Line Items]
Aggregate value of transaction - Short-term employee benefits	0
Aggregate value of transaction - Post-employment benefits	0
Aggregate value of transaction - Other long-term benefits	0
Aggregate value of transaction - Termination benefits	0
Aggregate value of transaction - Other expenses	0
Aggregate value of transaction - Share-based payments	12,460
Aggregate value of transaction - Total	12,460
Paul Dircksen Director
Statement [Line Items]
Aggregate value of transaction - Short-term employee benefits	0
Aggregate value of transaction - Post-employment benefits	0
Aggregate value of transaction - Other long-term benefits	0
Aggregate value of transaction - Termination benefits	0
Aggregate value of transaction - Other expenses	0
Aggregate value of transaction - Share-based payments	12,460
Aggregate value of transaction - Total	12,460
Frank Hogel Director
Statement [Line Items]
Aggregate value of transaction - Short-term employee benefits	0
Aggregate value of transaction - Post-employment benefits	0
Aggregate value of transaction - Other long-term benefits	0
Aggregate value of transaction - Termination benefits	0
Aggregate value of transaction - Other expenses	0
Aggregate value of transaction - Share-based payments	12,460
Aggregate value of transaction - Total	$ 12,460